Segments	12 Months Ended
Apr. 30, 2026
Segment Reporting [Abstract]
Segments	Segments
Beginning in fiscal 2027 Korn Ferry realigned the Company's organizational reporting structure from a solution-based presentation to a reporting model by geography, with the following three reportable segments: (i) Americas, (ii) EMEA, and (iii) APAC, to better reflect how work is delivered across the firm, align more closely with how clients buy Korn Ferry services, and support the Company's We Are Korn Ferry operating model. Operating results by segment prior to fiscal 2027 have been recast to conform to the new segment reporting.
Worldwide operations for the Americas, EMEA and APAC are managed by the respective geography President who each report directly to the Chief Executive Officer of the Company. The Company also operates Corporate to record global expenses.
The Company's chief executive officer is the Company's chief operating decision maker (“CODM”), which evaluates performance and allocates resources based on the review of the Company’s 1) fee revenue and 2) adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”). To the extent that such costs or charges occur, Adjusted EBITDA excludes restructuring charges, integration/acquisition costs, certain separation costs and certain non-cash charges (goodwill, intangible asset, gain on modification of office lease and other impairment charges). The CODM is not provided asset information by reportable segment, because asset information is not used for purposes of evaluating segment performance or allocating resources among segments.
Financial highlights by reportable segments are as follows:

	Year Ended April 30, 2026
	Americas	EMEA	APAC	Corporate	Consolidated
	(in thousands)
Fee revenue	$1,676,978	$897,384	$333,107	$—	$2,907,469
Total revenue	$1,696,146	$906,292	$336,203	$—	$2,938,641

Less significant segment expenses
Compensation and benefits(1)	$1,010,976	$564,058	$207,164	$80,387
General and administrative expenses(2)	77,209	73,797	38,290	72,338
Cost of services	193,025	112,350	13,775	—
Other segment items(3)	(9,785)	8,343	1,730	(2,821)
Segment Adjusted EBITDA	424,721	147,744	75,244	(149,904)	497,805

Reconciliation of Segment Adjusted EBITDA
Depreciation and amortization					98,844
Gain on modification of office lease					(13,907)
Interest expense, net					19,998
Integration/acquisition costs					4,420
Income tax provision					107,630
Net income attributable to noncontrolling interest					3,386
Net income attributable to Korn Ferry					$277,434
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(1)Includes salaries and payroll taxes, employee insurance benefits, commissions, annual performance-related bonus expense, amortization of unearned compensation, stock-based compensation awards, changes in deferred compensation and pension plan liabilities and changes in CSV of COLI contracts. Excludes integration/acquisition costs as they are excluded from Adjusted EBITDA.
(2)Mainly includes premise and office expense, marketing and business development expense, bad debts, legal and other professional fees and foreign exchange gains/losses. Excludes gain on modification of office lease as it is excluded from Adjusted EBITDA.
(3)Includes reimbursed expenses and other income, net.

	Year Ended April 30, 2025
	Americas	EMEA	APAC	Corporate	Consolidated
	(in thousands)
Fee revenue	$1,621,901	$780,987	$327,200	$—	$2,730,088
Total revenue	$1,639,302	$791,791	$329,993	$—	$2,761,086

Less significant segment expenses
Compensation and benefits(1)	$960,727	$507,867	$207,614	$71,908
General and administrative expenses(2)	82,429	70,175	38,856	60,524
Cost of services	201,101	70,891	13,083	—
Other segment items(3)	1,611	10,361	1,760	(1,687)
Segment Adjusted EBITDA	393,434	132,497	68,680	(130,745)	463,866

Reconciliation of Segment Adjusted EBITDA
Depreciation and amortization					80,287
Restructuring charges, net					1,892
Interest expense, net					20,363
Impairment of right-to-use assets					2,452
Impairment of fixed assets					509
Integration/acquisition costs					8,837
Management separation charges					4,614
Income tax provision					93,836
Net income attributable to noncontrolling interest					5,014
Net income attributable to Korn Ferry					$246,062
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(1)Includes salaries and payroll taxes, employee insurance benefits, commissions, annual performance-related bonus expense, amortization of unearned compensation, stock-based compensation awards, changes in deferred compensation and pension plan liabilities and changes in CSV of COLI contracts. Excludes integration/acquisition costs and management separation charges as they are excluded from Adjusted EBITDA.
(2)Mainly includes premise and office expense, marketing and business development expense, bad debts, legal and other professional fees and foreign exchange gains/losses. Excludes impairment of right-of-use assets and fixed assets and integration/acquisition costs as they are excluded from Adjusted EBITDA.
(3)Includes reimbursed expenses and other income, net.

	Year Ended April 30, 2024
	Americas	EMEA	APAC	Corporate	Consolidated
	(in thousands)
Fee revenue	$1,680,685	$755,340	$326,646	$—	$2,762,671
Total revenue	$1,698,467	$767,088	$329,950	$—	$2,795,505

Less significant segment expenses
Compensation and benefits(1)	$1,032,016	$512,663	$212,824	$72,613
General and administrative expenses(2)	91,164	67,088	38,365	58,400
Cost of services	245,418	41,767	12,830	—
Other segment items(3)	(7,522)	10,679	1,911	(2,915)
Segment Adjusted EBITDA	337,391	134,891	64,020	(128,098)	408,204

Reconciliation of Segment Adjusted EBITDA
Depreciation and amortization					77,966
Restructuring charges, net					68,558
Interest expense, net					20,968
Impairment of right-to-use assets					1,629
Impairment of fixed assets					1,575
Integration/acquisition costs					14,866
Income tax provision					50,081
Net income attributable to noncontrolling interest					3,407
Net income attributable to Korn Ferry					$169,154
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(1)Includes salaries and payroll taxes, employee insurance benefits, commissions, annual performance-related bonus expense, amortization of unearned compensation, stock-based compensation awards, changes in deferred compensation and pension plan liabilities and changes in CSV of COLI contracts. Excludes integration/acquisition costs as they are excluded from Adjusted EBITDA.
(2)Mainly includes premise and office expense, marketing and business development expense, bad debts, legal and other professional fees and foreign exchange gains/losses. Excludes impairment of right-of use-assets and fixed assets and integration/acquisition costs as they are excluded from Adjusted EBITDA.
(3)Includes reimbursed expenses and other income, net.
Fee revenue attributed to an individual customer or country, other than the U.S. and United Kingdom in fiscal 2026 and 2025, and in the U.S. in fiscal 2024, did not account for more than 10% of the total fee revenue in those fiscal years. Fee revenue classified by country in which the Company derives revenues are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
U.S.	$1,505,506	$1,448,174	$1,507,819
United Kingdom	386,034	327,036	262,268
Other countries	1,015,929	954,878	992,584
Total fee revenue	$2,907,469	$2,730,088	$2,762,671
Depreciation and amortization by reportable segments are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Americas	$59,310	$45,739	$46,721
EMEA	23,404	18,990	15,993
APAC	7,808	7,238	7,626
Corporate	8,322	8,320	7,626
Total depreciation and amortization	$98,844	$80,287	$77,966
Other than the U.S. and United Kingdom in fiscal 2026, 2025, and 2024, no single country had over 10% of the total long-lived assets, excluding financial instruments and tax assets. Long-lived assets, excluding financial instruments and tax assets, classified by location of the controlling statutory country are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
U.S.(1)	$203,538	$177,921	$175,691
United Kingdom	66,703	71,632	64,280
Other countries	92,276	76,769	82,342
Total long-lived assets	$362,517	$326,322	$322,313
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(1)Includes Corporate long-lived assets.